S000005533 [Member] Expense Example - Wilmington Broad Market Bond Fund	Apr. 30, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 526
Expense Example, with Redemption, 3 Years	745
Expense Example, with Redemption, 5 Years	982
Expense Example, with Redemption, 10 Years	1,662
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	300
Expense Example, with Redemption, 10 Years	$ 689